Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The Plan's assets measured at fair value were as follows:

	Fair Value Measurements
	at December 31, 2025, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2025
Assets:
Mutual funds	$469,690,584	$—	$—	$469,690,584
Common stock	105,308,075	—	—	105,308,075
Total assets in the fair value hierarchy	574,998,659	—	—	574,998,659
Collective trust fund investments measured at net asset value (a)	—	—	—	237,366,208
Total assets measured at fair value	$574,998,659	$—	$—	$812,364,867
(a) In accordance with ASC 820 - Fair Value, certain investments that were measured at net asset value as a practical expedient per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

	Fair Value Measurements
	at December 31, 2024, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2024
Assets:
Mutual funds	$370,544,068	$—	$—	$370,544,068
Common stock	157,873,312	—	—	157,873,312
Total assets in the fair value hierarchy	528,417,380	—	—	528,417,380
Collective trust fund investments measured at net asset value (a)	—	—	—	193,099,438
Total assets measured at fair value	$528,417,380	$—	$—	$721,516,818
(a) In accordance with ASC 820 - Fair Value, certain investments that were measured at net asset value as a practical expedient per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.